Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net (loss)/income attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 534.7	$ 51.1	$ 29.8
Preference share dividends	(49.9)	(44.6)	(44.5)
Net income/(loss) available to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 484.8	$ 6.5	$ (14.7)
Basic and diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839
Earnings Per Share, Diluted	$ 8.03	$ 0.11	$ (0.24)
Earnings Per Share, Basic	$ 8.03	$ 0.11	$ (0.24)